UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2017

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 14.4%
Major Banks - 10.6%
Bank of Montreal/Chicago Branch, 1.15%, due 8/11/17	$100,000,000	$100,000,060
Bank of Montreal/Chicago Branch, 1.13%, due 8/14/17	64,810,000	64,806,824
Canadian Imperial Bank of Commerce/New York Branch, 0.9%, due 6/01/17	50,000,000	49,999,998
Canadian Imperial Bank of Commerce/New York Branch, 0.92%, due 7/10/17	67,410,000	67,408,462
Canadian Imperial Bank of Commerce/New York Branch, 0.92%, due 7/17/17	87,970,000	87,966,850
Toronto Dominion Holdings (USA), Inc., 0.96%, due 7/03/17	58,353,000	58,351,303
Toronto Dominion Holdings (USA), Inc., 0.96%, due 7/03/17	128,293,000	128,289,271
Toronto Dominion Holdings (USA), Inc., 1.04%, due 7/19/17	29,900,000	29,901,774

		$586,724,542
Other Banks & Diversified Financials - 3.8%
Mizuho Corporate Bank (USA)/New York Branch, 0.95%, due 6/06/17	$133,975,000	$133,975,640
Mizuho Corporate Bank (USA)/New York Branch, 0.95%, due 6/19/17	78,410,000	78,410,285

		$212,385,925
Total Certificates of Deposit		$799,110,467

Commercial Paper (y) - 49.1%
Automotive - 5.0%
American Honda Finance Corp., 0.927%, due 6/06/17	$44,695,000	$44,688,824
American Honda Finance Corp., 0.93%, due 6/09/17	36,946,000	36,938,306
American Honda Finance Corp., 0.88%, due 6/13/17	43,530,000	43,516,843
American Honda Finance Corp., 0.9%, due 6/19/17	45,000,000	44,979,884
American Honda Finance Corp., 1.042%, due 8/16/17	52,500,000	52,394,446
Toyota Motor Credit Corp., 0.88%, due 6/06/17	55,700,000	55,691,719

		$278,210,022
Business Services - 4.1%
Cisco Systems, Inc., 0.82%, due 6/07/17 (t)	$26,500,000	$26,495,620
Cisco Systems, Inc., 0.82%, due 6/14/17 (t)	122,500,000	122,459,269
Cisco Systems, Inc., 0.952%, due 8/16/17 (t)	78,400,000	78,240,696

		$227,195,585
Computer Software - 2.1%
Microsoft Corp., 0.83%, due 6/21/17 (t)	$86,100,000	$86,057,309
Microsoft Corp., 0.921%, due 7/27/17 (t)	9,766,000	9,752,145
Microsoft Corp., 0.901%, due 8/01/17 (t)	22,000,000	21,965,711

		$117,775,165
Computer Software - Systems - 3.5%
Apple, Inc., 0.85%, due 6/14/17 (t)	$50,000,000	$49,984,270
Apple, Inc., 0.86%, due 6/20/17 (t)	50,000,000	49,977,278
Apple, Inc., 0.911%, due 7/26/17 (t)	46,347,000	46,284,637
Apple, Inc., 0.911%, due 7/27/17 (t)	25,000,000	24,965,721
Apple, Inc., 0.921%, due 8/02/17 (t)	25,000,000	24,961,631

		$196,173,537
Conglomerates - 1.1%
Emerson Electric Co., 0.84%, due 6/23/17 (t)	$30,000,000	$29,983,670
Emerson Electric Co., 0.841%, due 6/26/17 (t)	30,000,000	29,981,453

		$59,965,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Consumer Products - 7.0%
Colgate-Palmolive Co., 0.83%, due 6/02/17 (t)	$29,925,000	$29,923,680
Colgate-Palmolive Co., 0.83%, due 6/05/17 (t)	25,000,000	24,997,233
Colgate-Palmolive Co., 0.83%, due 6/08/17 (t)	25,000,000	24,995,550
Colgate-Palmolive Co., 0.83%, due 6/09/17 (t)	50,000,000	49,989,963
Colgate-Palmolive Co., 0.83%, due 6/13/17 (t)	14,380,000	14,375,809
Colgate-Palmolive Co., 0.83%, due 6/14/17 (t)	20,000,000	19,993,708
Procter & Gamble Co., 0.82%, due 6/06/17 (t)	17,980,000	17,977,606
Procter & Gamble Co., 0.82%, due 6/09/17 (t)	100,000,000	99,979,925
Procter & Gamble Co., 0.82%, due 6/13/17 (t)	100,000,000	99,970,858
Procter & Gamble Co., 0.85%, due 6/19/17 (t)	10,626,000	10,621,418

		$392,825,750
Electrical Equipment - 3.4%
General Electric Co., 0.84%, due 6/02/17	$32,787,000	$32,785,535
General Electric Co., 0.83%, due 6/08/17	37,989,000	37,982,154
General Electric Co., 0.84%, due 6/12/17	88,000,000	87,976,064
General Electric Co., 0.841%, due 6/26/17	28,935,000	28,916,234

		$187,659,987
Energy - Integrated - 2.8%
Exxon Mobil Corp., 0.83%, due 6/05/17	$100,000,000	$99,989,014
Exxon Mobil Corp., 0.81%, due 6/07/17	53,729,000	53,720,716
Exxon Mobil Corp., 0.8%, due 6/12/17	1,381,000	1,380,632

		$155,090,362
Food & Beverages - 4.1%
Coca-Cola Co., 0.8%, due 6/05/17 (t)	$14,650,000	$14,648,378
Coca-Cola Co., 0.93%, due 6/08/17 (t)	8,000,000	7,998,576
Coca-Cola Co., 0.982%, due 8/07/17 (t)	40,997,000	40,928,157
Coca-Cola Co., 0.982%, due 8/08/17 (t)	25,000,000	24,957,306
Coca-Cola Co., 0.982%, due 8/09/17 (t)	20,000,000	19,965,272
Coca-Cola Co., 0.952%, due 8/11/17 (t)	25,000,000	24,955,100
Coca-Cola Co., 0.962%, due 8/14/17 (t)	25,000,000	24,952,865
Nestle Capital Corp., 0.89%, due 6/07/17 (t)	25,000,000	24,996,194
PepsiCo, Inc., 0.82%, due 6/16/17 (t)	45,000,000	44,983,160

		$228,385,008
Major Banks - 2.6%
Westpac Banking Corp., 0.931%, due 6/30/17 (t)	$50,000,000	$49,960,834
Westpac Banking Corp., 1.072%, due 8/14/17 (t)	94,250,000	94,053,646

		$144,014,480
Other Banks & Diversified Financials - 2.1%
National Bank of Canada, 1.051%, due 7/05/17 (t)	$50,274,000	$50,229,277
National Bank of Canada, 1.081%, due 7/10/17 (t)	69,840,000	69,768,608

		$119,997,885
Pharmaceuticals - 9.7%
Merck & Co., Inc., 0.86%, due 6/01/17 (t)	$25,250,000	$25,249,444
Merck & Co., Inc., 0.84%, due 6/19/17 (t)	56,275,000	56,250,735
Merck & Co., Inc., 0.85%, due 6/20/17 (t)	51,460,000	51,436,615
Novartis Finance Corp., 0.85%, due 6/07/17 (t)	2,401,000	2,400,603
Novartis Finance Corp., 0.9%, due 6/20/17 (t)	37,090,000	37,072,300
Novartis Finance Corp., 0.9%, due 6/23/17 (t)	39,310,000	39,288,301
Novartis Finance Corp., 0.911%, due 7/03/17 (t)	25,000,000	24,979,765

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Pharmaceuticals - continued
Novartis Finance Corp., 0.921%, due 7/06/17 (t)	$32,730,000	$32,701,001
Novartis Finance Corp., 0.921%, due 7/07/17 (t)	24,535,000	24,512,633
Novartis Finance Corp., 0.941%, due 7/14/17 (t)	30,000,000	29,967,220
Novartis Finance Corp., 0.941%, due 7/18/17 (t)	2,898,000	2,894,530
Sanofi, 0.872%, due 6/26/17 (t)	118,311,000	118,240,420
Sanofi, 0.881%, due 6/28/17 (t)	97,200,000	97,137,403

		$542,130,970
Retailers - 1.6%
Wal-Mart Stores, Inc., 0.84%, due 6/19/17 (t)	$36,668,000	$36,652,189
Wal-Mart Stores, Inc., 0.851%, due 6/27/17 (t)	21,800,000	21,786,479
Wal-Mart Stores, Inc., 0.851%, due 7/11/17 (t)	29,308,000	29,279,795

		$87,718,463
Total Commercial Paper		$2,737,142,337

U.S. Government Agencies and Equivalents (y) - 35.3%
Federal Farm Credit Bank, 0.72%, due 6/06/17	$625,000	$624,931
Federal Home Loan Bank, 0.755%, due 6/05/17	14,586,000	14,584,720
Federal Home Loan Bank, 0.775%, due 6/21/17	5,865,000	5,862,426
Federal Home Loan Bank, 0.78%, due 6/23/17	87,771,000	87,728,626
Federal Home Loan Bank, 0.82%, due 6/27/17	100,000,000	99,942,944
Federal Home Loan Bank, 0.815%, due 6/28/17	21,551,000	21,538,231
Federal Home Loan Bank, 0.811%, due 7/06/17	44,968,000	44,927,779
Federal Home Loan Bank, 0.848%, due 7/07/17	98,050,000	97,959,794
Federal Home Loan Bank, 0.871%, due 7/10/17	20,000,000	19,980,067
Federal Home Loan Bank, 0.881%, due 7/12/17	35,000,000	34,963,328
Federal Home Loan Bank, 0.851%, due 7/13/17	50,000,000	49,946,334
Federal Home Loan Bank, 0.881%, due 7/14/17	12,491,000	12,477,274
Federal Home Loan Bank, 0.851%, due 7/17/17	50,000,000	49,941,222
Federal Home Loan Bank, 0.911%, due 7/19/17	83,800,000	83,697,205
Federal Home Loan Bank, 0.856%, due 7/20/17	50,000,000	49,937,389
Federal Home Loan Bank, 0.941%, due 7/21/17	50,000,000	49,936,111
Federal Home Loan Bank, 0.901%, due 7/28/17	30,000,000	29,956,300
Federal Home Loan Bank, 0.917%, due 8/04/17	50,000,000	49,916,445
U.S. Treasury Bill, 0.525%, due 6/01/17	50,000,000	50,000,000
U.S. Treasury Bill, 0.525%, due 6/08/17	100,000,000	99,987,004
U.S. Treasury Bill, 0.59%, due 6/15/17	50,600,000	50,585,385
U.S. Treasury Bill, 0.62%, due 6/22/17	100,000,000	99,957,262
U.S. Treasury Bill, 0.665%, due 6/29/17	100,000,000	99,933,694
U.S. Treasury Bill, 0.766%, due 7/06/17	64,450,000	64,403,005
U.S. Treasury Bill, 0.591%, due 7/13/17	20,535,000	20,515,355
U.S. Treasury Bill, 0.767%, due 7/20/17	255,114,000	254,817,979
U.S. Treasury Bill, 0.786%, due 7/27/17	24,605,000	24,571,414
U.S. Treasury Bill, 0.851%, due 8/03/17	100,000,000	99,840,969
U.S. Treasury Bill, 0.836%, due 8/10/17	149,821,000	149,555,535
U.S. Treasury Bill, 0.887%, due 8/17/17	75,000,000	74,852,016
U.S. Treasury Bill, 0.882%, due 8/24/17	75,000,000	74,839,000
Total U.S. Government Agencies and Equivalents		$1,967,779,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements - 1.3%
Goldman Sachs Repurchase Agreement, 0.80%, dated 5/31/17, due 6/01/17, total to be received $47,097,032 (secured by U.S. Federal Agency Obligations $48,038,628 valued at $48,038,628 in an individually traded account), at Cost and Value	$47,096,000	$47,096,000
JPMorgan Chase & Co. Repurchase Agreement, 0.81%, dated 5/31/17, due 6/01/17, total to be received $25,000,555 (secured by U.S. Treasury Obligations valued at $25,503,081 in an individually traded account), at Cost and Value	25,000,000	25,000,000
Total Repurchase Agreements		$72,096,000
Total Investments		$5,576,128,548

Other Assets, Less Liabilities - (0.1)%		(3,256,084)
Net Assets - 100.0%		$5,572,872,464

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $5,576,254,087.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$5,576,128,548	$—	$5,576,128,548

For further information regarding security characteristics, see the Portfolio of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.